Cash and Cash Equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Restricted cash
Cash requirement		12.5
Top of Range [Member]
Cash and Cash Equivalents [Line Items]
Unrestricted cash and cash equivalents	20.0	20.0
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Unrestricted cash and cash equivalents	$ 5.0	$ 5.0